EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS

Note 6 – Employee Benefits & Share-Based Compensation Plans

Employee Stock Ownership Plan

The Bank maintains an Employee Stock Ownership Plan (“ESOP”) to provide eligible employees the opportunity to own Company stock. This plan is a tax-qualified retirement plan for the benefit of Bank employees. Contributions are allocated to eligible participants on the basis of compensation, subject to federal tax limits. The number of shares committed to be released per year through 2029 is 23,810.

The Company loaned funds to the ESOP to purchase 357,152 shares of the Company’s common stock at a price of $10.00 per share. The loan is payable annually over 15 years at a rate per annum equal to the Prime Rate as of December 31 (5.50% at December 31, 2018). Loan payments are principally funded by cash contributions from the Bank.

Shares held by the ESOP include the following:

	March 31, 2019	December 31, 2018
Allocated	95,240	71,430
Committed to be allocated	5,952	23,810
Unallocated	255,960	261,912
Total	357,152	357,152

Share-Based Compensation Plan

Stock Options

A summary of the status of the Company’s stock option grants for the three months ended March 31, 2019, is presented in the table below:

	Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	396,438	$17.89
Granted	-
Forfeited	-
Exercised	-
Outstanding at March 31, 2019	396,438	$17.89	7.76	$1,888,000
Outstanding and expected to vest at March 31, 2019	396,438	$17.89	7.76	$1,888,000
Vested and Exercisable at March 31, 2019	151,272	$17.50	7.66	$632,000
Unrecognized compensation cost	$1,136,000
Weighted average remaining recognition period (years)	2.76

Total expense for the stock options was $97,000 and $101,000 for the three months ended March 31, 2019 and 2018, respectively.

Restricted Stock

The following table presents the activity in unvested restricted stock awards under the Equity Plan for the three months ended March 31, 2019:

	Number of Shares	Weighted Average Grant Price
Unvested restricted stock awards at Decemer 31, 2018	98,073	$18.13
Granted	-
Forfeited	-
Vested	-
Unvested restricted stock awards at March 31, 2019	98,073	$18.13
Unrecognized compensation cost	$1,557,000
Weighted average remaining recognition period (years)	2.76

Total expense for the restricted stock awards was $168,000 and $139,000 for the three months ended March 31, 2019 and 2018, respectively.

Note 9 - Employee Benefits & Share-Based Compensation Plans

401(k) Plan

The Company sponsors a 401(k) plan. All employees are eligible to join the 401(k) plan. However, participants in the 401(k) plan must complete one year of service to be eligible for safe harbor contributions and employer discretionary contributions. A Safe Harbor Plan was adopted by the Company effective January 1, 2007. Under the Safe Harbor Plan, the Company matches 100% of employee contributions up to 6% of compensation. In addition, the Company may make a discretionary contribution to the 401(k) plan determined on an annual basis. Employees may contribute up to 75% of their salary subject to certain limits based on federal tax laws. The expense recognized under the 401(k) plan was $494,000 and $440,000 for the years ended December 31, 2018 and 2017, respectively.

Supplemental Executive Retirement Plans

The Company has Supplemental Executive Retirement Agreements with certain executive officers. These agreements are designed to supplement the benefits available through the Company’s retirement plan. The liability for the retirement benefits amounted to $6.8 million and $5.6 million at December 31, 2018 and 2017, respectively, and is included in other liabilities. The expense recognized for these benefits was $1.1 million and $1.2 million for the years ended December 31, 2018 and 2017, respectively.

Employee Stock Ownership Plan

The Bank maintains the ESOP to provide eligible employees the opportunity to own Company stock. This plan is a tax-qualified retirement plan for the benefit of Company employees. Contributions are allocated to eligible participants on the basis of compensation, subject to federal tax limits. The number of shares committed to be released per year through 2029 is 23,810.

The Company contributed funds to a subsidiary to enable it to grant a loan to the ESOP for the purchase of 357,152 shares of the Company’s stock at a price of $10.00 per share. The loan obtained by the ESOP from the Company’s subsidiary to purchase Company stock is payable annually over 15 years at a rate per annum equal to the prime rate (5.50% at December 31, 2018). Loan payments are principally funded by cash contributions from the Company.

Shares held by the ESOP include the following:

	December 31, 2018	December 31, 2017
Allocated	71,430	47,620
Committed to be allocated	23,810	23,810
Unallocated	261,912	285,722
Total	357,152	357,152

Shared-Based Compensation Plan

Under the Provident Bancorp, Inc. 2016 Equity Incentive Plan (the "Equity Plan"), the Company may grant options, restricted stock, restricted units or performance awards to its directors, officers and employees. Both incentive stock options and non-qualified stock options may be granted under the Equity Plan, with 446,440 shares reserved for options. The exercise price of each option equals the market price of the Company’s stock on the date of grant and the maximum term of each option is ten years. The total number of shares reserved for restricted stock or restricted units is 178,575. The value of restricted stock grants is based on the market price of the stock on grant date. Options and awards vest ratably over five years.

Expense related to options and restricted stock granted to directors is recognized as directors' fees within non-interest expense.

Stock Options

The fair value of each option is estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

•	Volatility is based on peer group volatility because the Company does not have a sufficient trading history.
•	Expected life represents the period of time that the option is expected to be outstanding, taking into account the contractual term, and the vesting period.
•	The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for a period equivalent to the expected life of the option.

The fair value of options granted in 2018 and 2017 is based on the following assumptions:

	2018	2017
Vesting period (years)	5	5
Expiration date (years)	10	10
Expected volatility	21.23%	21.53%
Expected life (years)	7.5	7.5
Expected dividend yield	0.00%	0.00%
Risk free interest rate	2.97%	2.25%
Fair value per option	$8.71	$7.05

A summary of the status of the Company’s stock option grants for the year ended December 31, 2018, is presented in the table below:

	Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2018	396,443	$17.61
Granted	12,170	27.20
Forfeited	(9,740)	17.40
Exercised	(2,435)	17.40
Outstanding at December 31, 2018	396,438	$17.89	8.00	$1,503,000
Outstanding and expected to vest at December 31, 2018	396,438	$17.89	8.00	$1,503,000
Vested and Exercisable at December 31, 2018	151,272	$17.50	7.90	$632,000
Unrecognized compensation cost	$1,233,000
Weighted average remaining recognition period (years)	3.01

Total expense for the stock options was $404,000 and $388,000 for the years ended December 31, 2018 and 2017, respectively.

Restricted Stock

Shares issued upon vesting may be either authorized but unissued shares or reacquired shares held by the Company. Any shares not issued because vesting requirements are not met will again be available for issuance under the plan. The fair market value of shares awarded, based on the market prices at the date of grant, is recorded as unearned compensation and amortized over the applicable vesting period.

The following table presents the activity in unvested restricted stock awards under the Equity Plan for the year ended December 31, 2018:

	Number of Shares	Weighted Average Grant Price
Unvested restricted stock awards at January 1, 2018	127,852	$17.59
Granted	4,862	27.20
Forfeited	(3,896)	17.40
Vested	(30,745)	17.59
Unvested restricted stock awards at Decemer 31, 2018	98,073	$18.13
Unrecognized compensation cost	$1,724,000
Weighted average remaining recognition period (years)	3.01

Total expense for the restricted stock awards was $524,000 and $538,000 for the years ended December 31, 2018 and 2017, respectively.